Offerings	Mar. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.850% Notes due 2028
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99926
Maximum Aggregate Offering Price	$ 1,498,890,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,996.71
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.950% Notes due 2029
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99916
Maximum Aggregate Offering Price	$ 1,498,740,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,975.99
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Notes due 2031
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99781
Maximum Aggregate Offering Price	$ 1,496,715,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,696.34
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2033
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99929
Maximum Aggregate Offering Price	$ 999,290,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,001.95
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2036
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99788
Maximum Aggregate Offering Price	$ 1,995,760,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,614.46
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2056
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99357
Maximum Aggregate Offering Price	$ 993,570,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,212.02
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of the 3.850% Notes due 2028
Amount of Registration Fee	$ 0
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of the 3.950% Notes due 2029
Amount of Registration Fee	$ 0
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of the 4.200% Notes due 2031
Amount of Registration Fee	$ 0
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of the 4.500% Notes due 2033
Amount of Registration Fee	$ 0
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of the 4.800% Notes due 2036
Amount of Registration Fee	$ 0
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of the 5.450% Notes due 2056
Amount of Registration Fee	$ 0
Offering Note

(1)
Eaton Corporation plc, Cooper B-Line, Inc., Cooper Bussmann, LLC, Cooper Crouse-Hinds, LLC, Cooper Industries Unlimited Company, Cooper Power Systems, LLC, Cooper Wiring Devices, Inc., Eaton Aeroquip LLC, Eaton Aerospace LLC, Eaton Capital Unlimited Company, Eaton Controls (Luxembourg) S.à r.l., Eaton Domhanda Unlimited Company, Eaton Electric Holdings LLC, Eaton Filtration LLC, Eaton Leasing Corporation, Eaton Technologies (Luxembourg) S.à r.l., Turlock B.V. and Wright Line LLC will fully and unconditionally guarantee the 3.850% Notes due 2028, the 3.950% Notes due 2029, the 4.200% Notes due 2031, the 4.500% Notes due 2033, the 4.800% Notes due 2036 and the 5.450% Notes due 2056 issued by Eaton Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.